ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Components of OCI (Details) - USD ($) $ in Millions	3 Months Ended						9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020
Unrealized gain (loss) on cash flow hedges
Gross Amount	$ 41			$ 40			$ (29)	$ 100
Income Taxes	(1)			(10)			(4)	(13)
Net Amount	40			30			(33)	87
Changes in retirement plans’ funded status
Gross Amount	15			(21)			(34)	(63)
Income Taxes	(2)			6			13	20
Net Amount	13			(15)			(21)	(43)
Foreign currency translation
Gross Amount	(34)			(221)			172	(697)
Income Taxes	0			0			0	0
Net Amount	(34)			(221)			172	(697)
Share of other comprehensive income (loss) of entities using the equity method
Gross Amount	(46)			12			(67)	(2)
Income Taxes	0			0			0	0
Net Amount	(46)			12			(67)	(2)
Other comprehensive income (loss)
Gross Amount	(24)			(190)			42	(662)
Income Taxes	(3)			(4)			9	7
Other comprehensive income (loss), net of tax	$ (27)	$ 38	$ 40	$ (194)	$ (59)	$ (401)	$ 51	$ (655)